Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible Assets, Net [Line Items]
Impairment			¥ 4,641,741	¥ 12,139,226
Amortization expense	301,885		2,074,929	5,047,982
Software and Technology [Member]
Intangible Assets, Net [Line Items]
Impairment			¥ 4,641,741	¥ 1,425,226